Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Reconciliation to discounted the operating lease commitments
Measuring lease liabilities for leases that were classified as operating leases, the following is a reconciliation of the discounted operating lease commitments as of December 31, 2018 to the lease liability recognized upon adoption of IFRS 16:

	As of January 1, 2019
Operating lease commitments as of December 31, 2018	Ps.	2,455

Discounted operating lease commitments		1,976
Less: Commitments relating to short-term leases and low-value assets		(179)
Add: Commitments relating to leases previously classified as finance leases		—

Lease liabilities at the beginning of the period	Ps.	1,797